Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 110,022	$ 261,851	$ 479,535
Current portion of long-term debt	(34,111)	(26,030)
Long-term debt	75,911	235,821
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Principal	110,022	69,564
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	0	192,287	395,822
Current portion of long-term debt	0
Long-term debt	0
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	71,261	43,061
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,254	10,799
Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	0	5,973
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	31,507	9,731	$ 2,186
Current portion of long-term debt	(4,296)
Long-term debt	27,211
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	0	200,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	73,026
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,461
Unamortized Transaction Costs | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	$ 0	$ (7,713)